Ceet Amx

03028350

1-15897

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 2444
F 212 306 5359

September 26, 2003

RECD S.E.C.
SEP 2 6 2003

PROCESSED
SEP 30 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on September 24, 2003, the American Stock Exchange, Inc. (the "Exchange") received from iShares Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following security:

iShares Lehman Aggregate Bond Fund

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl